Debt Instruments Issued and Other Financial Liabilities - Summary of Maturities for Mortgage Finance Bonds (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 6,408,356	$ 6,010,124	$ 5,950,038
Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	40,933	53,463
1 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	7,887	10,434
Due within 1 and 2 Year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	6,508	7,612
2 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	6,072	7,092
3 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	5,524	6,516
4 year [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	5,121	5,908
Later than five years [member] | Mortgage finance bonds [member]
Disclosure of detailed information about borrowings [line items]
Debt maturity	$ 9,821	$ 15,901